Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of expenses

	2025	2024	2023

Event costs	96,146	36,909	40,876
Program costs	8,118	7,046	12,447
Merchant fees	68,045	32,550	44,427
Other costs	41,101	84,073	132,098
Total program expenses	213,410	160,578	229,848

	2025	2024	2023

Convertible notes interest – contractual and effective	-	3,207,498	4,420,224
Bank fees	14,294	13,286	13,071
Interest expense arising for the unwinding of the discount on the deferred consideration (Note 18)	242,468	-	-
Bank interest and lease interest	57,736	42,143	39,435
Total finance costs	314,498	3,262,927	4,472,730

	2025	2024	2023

Unrealized currency losses/(gains)	12,734	(117,094)	(36,181)
Realized currency (gains)	(116)	(29,449)	(11,178)
Net foreign exchange losses/(gains)	12,618	(146,543)	(47,359)